INVESTMENT PROPERTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investment properties
Investment properties at beginning of period		¥ 1,156,006	¥ 1,332,370
Additions		44,063
Transfer from property, plant and equipment and land use rights (note 6) (note 8)		179,564	11,039
Transfer to property, plant and equipment (note 6)		239,765	(21,773)
Disposals		(89,486)	(143,401)
Depreciation		(26,559)	(22,229)	¥ (14,105)
Impairment		(87)
Investment properties at end of period	$ 215,931	1,503,266	1,156,006	1,332,370
Cost
Investment properties
Investment properties at beginning of period		1,190,641
Investment properties at end of period		1,668,048	1,190,641
Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(34,635)
Investment properties at end of period		(164,782)	(34,635)
Buildings
Investment properties
Investment properties at beginning of period		235,974	254,061
Additions		44,063
Transfer from property, plant and equipment and land use rights (note 6) (note 8)		179,564	11,039
Transfer to property, plant and equipment (note 6)			(21,773)
Disposals		(36,949)
Depreciation		(8,484)	(7,353)
Investment properties at end of period		414,168	235,974	254,061
Buildings | At fair values
Investment properties
Investment properties at beginning of period		781,000
Investment properties at end of period		1,071,000	781,000
Buildings | Cost
Investment properties
Investment properties at beginning of period		251,626
Investment properties at end of period		508,705	251,626
Buildings | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(15,652)
Investment properties at end of period		(94,537)	(15,652)
Ownership certificates of investment properties
Investment properties
Investment properties at beginning of period		68,000
Investment properties at end of period		¥ 255,000	¥ 68,000
Carrying value to total asset value (as a percent)	0.13%	0.13%	0.03%
Land use right
Investment properties
Investment properties at beginning of period		¥ 920,032	¥ 1,078,309
Transfer to property, plant and equipment (note 6)		239,765
Disposals		(52,537)	(143,401)
Depreciation		(18,075)	(14,876)
Impairment		(87)
Investment properties at end of period		1,089,098	920,032	¥ 1,078,309
Land use right | At fair values
Investment properties
Investment properties at beginning of period		1,287,000
Investment properties at end of period		1,269,000	1,287,000
Land use right | Cost
Investment properties
Investment properties at beginning of period		939,015
Investment properties at end of period		1,159,343	939,015
Land use right | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(18,983)
Investment properties at end of period		¥ (70,245)	¥ (18,983)